NOTES PAYABLE (Details) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 29, 2019
Short-term Debt [Line Items]
Finance liabilities	$ 205,000	$ 205,000
Other	113,600,000
Total notes Payables	85,533,000	87,619,000
Medmen Enterprises Inc. [Member]
Short-term Debt [Line Items]
Finance liabilities		205,595	$ 1,644,044
Non-revolving, senior secured term notes		170,821,393	166,368,463	$ 86,855,415
Total notes Payables		87,618,934	152,809,937
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Finance liabilities	83,400,000	83,400,000
Non-revolving, senior secured term notes	113,590,000	109,318,000
Convertible debentures		2,500,000
Promissory notes	2,148,000	2,204,000
Promissory notes	2,120,000	2,196,000
Other	16,000	16,000
Total notes Payables	201,274,000	199,634,000
Less. Unamortization Debt Issuance Cost an Loan Origination Fess	(1,402,000)	(8,519,000)
Net Amount	199,872,000	191,115,000
Less Current Portion of Notes Payable	(114,339,000)	(103,496,000)
Notes Payables, net of Current Portion	85,533,000	87,619,000
Less. Unamortization Debt Issuance Cost an Loan Origination Fess	$ 1,402,000	8,519,000
Convertible Notes Payable [Member] | Medmen Enterprises Inc. [Member]
Short-term Debt [Line Items]
Finance liabilities		83,400,000	83,576,661
Non-revolving, senior secured term notes		109,318,116	77,675,000
Convertible debentures		2,500,000
Promissory notes		2,204,476	16,173,250
Promissory notes		2,195,896	2,339,560
Other		15,418	15,418
Total notes Payables		199,633,906	179,779,889
Less. Unamortization Debt Issuance Cost an Loan Origination Fess		8,518,578	10,781,288
Net Amount		191,115,328	168,998,601
Less Current Portion of Notes Payable		(103,496,394)	(16,188,664)
Notes Payables, net of Current Portion		87,618,934	152,809,937
Less. Unamortization Debt Issuance Cost an Loan Origination Fess		$ (8,518,578)	$ (10,781,288)